Loans and Leases	12 Months Ended
Dec. 31, 2016
Loans and Leases [Abstract]
Loans and Leases

NOTE 5 – LOANS AND LEASES

Loans and leases at December 31, 2016 and 2015 consist of the following:

	(in thousands)
	2016	2015

Residential real estate	$88,869	$78,096
Commercial	244,097	237,299
Agriculture	39,108	34,998
Consumer	4,012	3,857
Total loans and leases	$376,086	$354,250

Fixed rate loans and leases approximated $75,723,000 at December 31, 2016 and $60,131,000 at December 31, 2015.  Certain commercial and agricultural loans and leases are secured by real estate.

Most of the Corporation’s lending activities are with customers located in Northwestern and West Central Ohio.  As of December 31, 2016 and 2015, the Corporation’s loans and leases from borrowers in the agriculture industry represent the single largest industry and amounted to $39,108,000 and $34,998,000, respectively.  Agriculture loans and leases are generally secured by property and equipment.  Repayment is primarily expected from cash flow generated through the harvest and sale of crops or milk production for dairy products.  Agriculture customers are subject to various risks and uncertainties which can adversely impact the cash flow generated from their operations, including weather conditions; milk production; health and stability of livestock; costs of key operating items such as fertilizer, fuel, seed, or animal feed; and market prices for crops, milk, and livestock.  Credit evaluation of agricultural lending is based on an evaluation of cash flow coverage of principal and interest payments and the adequacy of collateral received.

The Corporation originates 1-4 family real estate and consumer loans and leases utilizing credit reports to supplement the underwriting process. The Corporation’s underwriting standards for 1-4 family loans and leases are generally in accordance with the Federal Home Loan Mortgage Corporation (FHLMC) manual underwriting guidelines.  Properties securing 1-4 family real estate loans and leases are appraised by fee appraisers, which is independent of the loan and lease origination function and has been approved by the Board of Directors and the Loan Policy Committee.  The loan-to-value ratios normally do not exceed 80% without credit enhancements such as mortgage insurance.  The Corporation will lend up to 100% of the lesser of the appraised value or purchase price for conventional 1-4 family real estate loans, provided private mortgage insurance is obtained. The underwriting standards for consumer loans and leases include a determination of the applicant’s payment history on other debts and an assessment of their ability to meet existing obligations and payments on the proposed loan or lease.  To monitor and manage loan and lease risk, policies and procedures are developed and modified, as needed by management. This activity, coupled with smaller loan and lease amounts that are spread across many individual borrowers, minimizes risk. Additionally, market conditions are reviewed by management on a regular basis.  The Corporation’s 1-4 family real estate loans and leases are secured primarily by properties located in its primary market area.

Commercial and agricultural real estate loans and leases are subject to underwriting standards and processes similar to commercial and agricultural operating loans and leases, in addition to those unique to real estate loans and leases. These loans and leases are viewed primarily as cash flow loans and secondarily as loans secured by real estate. Commercial and agricultural real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan.  Loan to value is generally 75% of the cost or appraised value of the assets.  Appraisals on properties securing these loans are performed by fee appraisers approved by the Board of Directors.  Because payments on commercial and agricultural real estate loans are often dependent on the successful operation or management of the properties, repayment of such loans may be subject to adverse conditions in the real estate market or the economy.  Management monitors and evaluates commercial and agricultural real estate loans and leases based on collateral and risk rating criteria. The Corporation may require guarantees on these loans and leases.  The Corporation’s commercial and agricultural real estate loans and leases are secured primarily by properties located in its primary market area.

Commercial and agricultural operating loans and leases are underwritten based on the Corporation’s examination of current and projected cash flows to determine the ability of the borrower to repay their obligations as agreed.  This underwriting includes the evaluation of cash flows of the borrower, underlying collateral, if applicable and the borrower’s ability to manage its business activities. The cash flows of borrowers and the collateral securing these loans and leases may fluctuate in value after the initial evaluation. A first priority lien on the general assets of the business normally secures these types of loans and leases. Loan to value limits vary and are dependent upon the nature and type of the underlying collateral and the financial strength of the borrower. Crop and/or hail insurance may be required for agricultural borrowers.  Loans are generally guaranteed by the principal(s). The Corporation’s commercial and agricultural operating lending is primarily in its primary market area.

The Corporation maintains an internal audit department that reviews and validates the credit risk program on a periodic basis. Results of these reviews are presented to management and the audit committee. The internal audit process complements and reinforces the risk identification and assessment decisions made by lenders and credit personnel, as well as the Corporation’s policies and procedures.

The following tables present the activity in the allowance for loan and lease losses by portfolio segment for the years ended December 31, 2016, 2015 and 2014:

	(in thousands)
	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
Balance at December 31, 2015	$893	$2,540	$373	$28	$3,834
Provision (credit) for loan
and lease losses	55	(969)	160	4	(750)
Losses charged off	(86)	(12)	(52)	(10)	(160)
Recoveries	34	317	61	9	421
Balance at December 31, 2016	$896	$1,876	$542	$31	$3,345

	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
Balance at December 31, 2014	$199	$3,255	$363	$23	$3,840
Provision (credit) for loan
and lease losses	971	(767)	166	12	382
Losses charged off	(349)	(98)	(176)	(16)	(639)
Recoveries	72	150	20	9	251
Balance at December 31, 2015	$893	$2,540	$373	$28	$3,834

	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
Balance at December 31, 2013	$305	$3,346	$345	$18	$4,014
Provision (credit) for loan
and lease losses	(564)	(4)	126	12	(430)
Losses charged off	(98)	(270)	(117)	(12)	(497)
Recoveries	556	183	9	5	753
Balance at December 31, 2014	$199	$3,255	$363	$23	$3,840

The following tables present the balance in the allowance for loan and lease losses and the recorded investment in loans and leases by portfolio segment and based on impairment method as of December 31, 2016 and 2015:

	(in thousands)
	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
2016
Allowance for loan and lease losses:
Attributable to loans and leases
individually evaluated for impairment	$399	$619	$-	$-	$1,018
Collectively evaluated for impairment	497	1,257	542	31	2,327
Total allowance for loan
and lease losses	$896	$1,876	$542	$31	$3,345

Loans and leases:
Individually evaluated for impairment	$937	$1,980	$-	$-	$2,917
Acquired with deteriorated
credit quality	-	573	51	-	624
Collectively evaluated for impairment	62,782	216,933	88,818	4,012	372,545
Total ending loans and
leases balance	$63,719	$219,486	$88,869	$4,012	$376,086

	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
2015
Allowance for loan and lease losses:
Attributable to loans and leases
individually evaluated for impairment	$528	$843	$-	$-	$1,371
Collectively evaluated for impairment	365	1,697	373	28	2,463
Total allowance for loan
and lease losses	$893	$2,540	$373	$28	$3,834

Loans and leases:
Individually evaluated for impairment	$2,192	$3,820	$-	$-	$6,012
Acquired with deteriorated
credit quality	43	669	74	-	786
Collectively evaluated for impairment	64,092	201,481	78,022	3,857	347,452
Total ending loans and
leases balance	$66,327	$205,970	$78,096	$3,857	$354,250

The following is a summary of the activity in the allowance for loan and lease losses of impaired loans, which is a part of the Corporation’s overall allowance for loan and lease losses for the years ended December 31, 2016, 2015, and 2014:

	(in thousands)
	2016	2015	2014

Balance at beginning of year	$1,371	$807	$179
Provision (credit) for loan and lease losses	(1,155)	852	263
Loans charged off	-	(326)	(231)
Recoveries	802	38	596
Balance at end of year	$1,018	$1,371	$807

No additional funds are committed to be advanced in connection with impaired loans and leases.

The average balance of impaired loans and leases (excluding loans and leases acquired with deteriorated credit quality) amounted to $3,691,000, $5,579,000 and $3,851,000 during 2016, 2015 and 2014, respectively.  There was $245,000, 393,000 and $197,000 in interest income recognized by the Corporation on impaired loans and leases on an accrual or cash basis during 2016, 2015 and 2014, respectively.

The following table presents loans and leases individually evaluated for impairment by class of loans as of December 31, 2016 and 2015:

(in thousands)
	2016		2015
	Recorded investment	Allowance for loan and lease losses allocated	Recorded investment	Allowance for loan and lease losses allocated
With no related allowance recorded:
Commercial	$-	$-	$-	$-
Commercial and multi-family real estate	-	-	-	-
Agriculture	-	-	-	-
Agricultural real estate	-	-	-	-
Consumer	-	-	-	-
Residential 1-4 family real estate	-	-	-	-
With an allowance recorded:
Commercial	937	399	2,192	528
Commercial and multi-family real estate	1,980	619	3,820	843
Agriculture	-	-	-	-
Agricultural real estate	-	-	-	-
Consumer	-	-	-	-
Residential 1-4 family real estate	-	-	-	-
Total	$2,917	$1,018	$6,012	$1,371

The following table presents the recorded investment in nonaccrual loans and leases, loans and leases past due over 90 days still on accrual and troubled debt restructurings by class of loans as of December 31, 2016 and 2015:

	(in thousands)
	2016			2015
	Nonaccrual	Loans and leases past due over 90 days still accruing	Troubled Debt Restructurings	Nonaccrual	Loans and leases past due over 90 days still accruing	Troubled Debt Restructurings
Commercial	$1,295	$-	$29	$355	$-	$-
Commercial real estate	3,462	-	722	4,113	-	1,403
Agricultural real estate	277	-	-	52	260	-
Agriculture	-	73	-	19	-	-
Consumer	3	-	-	12	-	-
Residential:
1 – 4 family	966	81	457	1,394	-	392
Home equity	-	-	-	-	-	-
Total	$6,003	$154	$1,208	$5,945	$260	$1,795

The nonaccrual balances in the table above include troubled debt restructurings that have been classified as nonaccrual.

The following table presents the aging of the recorded investment in past due loans and leases as of December 31, 2016 and 2015 by class of loans and leases:

	(in thousands)
	30 – 59 days past due	60 – 89 days past due	Greater than 90 days past due	Total past due	Loans and leases not past due	Total
2016
Commercial	$326	$71	$79	$476	$49,988	$50,464
Commercial real estate	103	147	553	803	192,830	193,633
Agriculture	227	-	-	227	13,026	13,253
Agricultural real estate	-	-	5	5	25,850	25,855
Consumer	10	2	-	12	4,000	4,012
Residential real estate	1,770	484	462	2,716	86,153	88,869
Total	$2,436	$704	$1,099	$4,239	$371,847	$376,086

	30 – 59 days past due	60 – 89 days past due	Greater than 90 days past due	Total past due	Loans and leases not past due	Total
2015
Commercial	$81	$50	$121	$252	$53,210	$53,462
Commercial real estate	644	15	1,225	1,884	181,953	183,837
Agriculture	150	-	19	169	12,696	12,865
Agricultural real estate	94	-	260	354	21,779	22,133
Consumer	49	1	5	55	3,802	3,857
Residential real estate	2,147	244	389	2,780	75,316	78,096
Total	$3,165	$310	$2,019	$5,494	$348,756	$354,250

Credit Quality Indicators:

The Corporation categorizes loans and leases into risk categories based on relevant information about the ability of borrowers to service their debt such as:  current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors.  The Corporation analyzes loans and leases individually by classifying the loans and leases as to the credit risk.  This analysis generally includes loans and leases with an outstanding balance greater than $500,000 (increased from $250,000 in 2015) and non-homogenous loans and leases, such as commercial and commercial real estate loans and leases.  This analysis is performed on a quarterly basis.  The Corporation uses the following definitions for risk ratings:

•

Special Mention:  Loans and leases which possess some credit deficiency or potential weakness which deserves close attention, but which do not yet warrant substandard classification.  Such loans and leases pose unwarranted financial risk that, if not corrected, could weaken the loan and lease and increase risk in the future.  The key distinctions of a Special Mention classification are that (1) it is indicative of an unwarranted level of risk, and (2) weaknesses are considered "potential", versus "defined", impairments to the primary source of loan repayment.

•

Substandard:  These loans and leases are inadequately protected by the current sound net worth and paying ability of the borrower.  Loans and leases of this type will generally display negative financial trends such as poor or negative net worth, earnings or cash flow.  These loans and leases may also have historic and/or severe delinquency problems, and Corporation management may depend on secondary repayment sources to liquidate these loans and leases.  The Corporation could sustain some degree of loss in these loans and leases if the weaknesses remain uncorrected.

•

Doubtful:  Loans and leases in this category display a high degree of loss, although the amount of actual loss at the time of classification is undeterminable.  This should be a temporary category until such time that actual loss can be identified, or improvements made to reduce the seriousness of the classification.

Loans and leases not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans and leases.  Loans and leases listed as not rated are generally either less than $500,000 (increased from $250,000 in 2015) or are included in groups of homogenous loans and leases. As of December 31, 2016 and 2015, and based on the most recent analysis performed, the risk category of loans by class of loans and leases is as follows:

	(in thousands)
	Pass	Special Mention	Substandard	Doubtful	Not rated

2016
Commercial	$41,233	$-	$3,666	$-	$18,819
Commercial and multi-
family real estate	162,399	4,239	3,850	-	48,999
Residential 1 - 4 family	210	-	-	-	88,659
Consumer	-	-	-	-	4,012
Total	$203,842	$4,239	$7,516	$-	$160,489

	Pass	Special Mention	Substandard	Doubtful	Not rated

2015
Commercial	$41,184	$2,806	$2,656	$-	$19,680
Commercial and multi-
family real estate	139,351	7,563	5,976	-	53,081
Residential 1 - 4 family	223	-	-	-	77,873
Consumer	-	-	-	-	3,857
Total	$180,758	$10,369	$8,632	$-	$154,491

The Corporation considers the performance of the loan and lease portfolio and its impact on the allowance for loan and lease losses.  For all loan classes that are not rated, the Corporation also evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity.  Generally, all loans not rated that are 90 days past due or are classified as nonaccrual and collectively evaluated for impairment, are considered nonperforming.  The following table presents the recorded investment in all loans that are not risk rated, based on payment activity as of December 31, 2016 and 2015:

	(in thousands)
	Commercial	Commercial and multi-family real estate	Residential 1-4 family	Consumer
2016
Performing	$18,740	$48,441	$88,197	$4,012
Nonperforming	79	558	462	-
Total	$18,819	$48,999	$88,659	$4,012

	Commercial	Commercial and multi-family real estate	Residential 1-4 family	Consumer
2015
Performing	$19,540	$52,249	$77,484	$3,852
Nonperforming	140	832	389	5
Total	$19,680	$53,081	$77,873	$3,857

Modifications:

The Corporation’s loan and lease portfolio also includes certain loans and leases that have been modified in a TDR, where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties.  These concessions typically result from the Corporation’s loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions.  All TDRs are also classified as impaired loans and leases.

When the Corporation modifies a loan or lease, management evaluates any possible concession based on the present value of expected future cash flows, discounted at the contractual interest rate of the original loan or lease agreement, except when the sole (remaining) source of repayment for the loan or lease is the operation or liquidation of the collateral.  In these cases, management uses the current fair value of the collateral, less selling costs, instead of discounted cash flows.  If management determines that the value of the modified loan or lease is less than the recorded investment in the loan or lease (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), an impairment is recognized through a specific reserve in the allowance or a direct write down of the loan or lease balance if collection is not expected.

The following table includes the recorded investment and number of modifications for TDR loans and leases during the years ended December 31, 2016 and December 31, 2015. There were no other subsequent defaults relating to TDR loans and leases during the years ended December 31, 2016 and 2015.

	(dollars in thousands)
	Number of modifications	Recorded investment	Allowance for loan and lease losses allocated
Troubled Debt Restructurings:
2016
Residential Real Estate	1	$72	$-
Commercial	1	30	-
Commercial Real Estate	4	256	-
Total	6	$358	$-

2015
Residential Real Estate	8	$245	$-
Commercial Real Estate	8	416	-
Total	16	$661	$-

The concessions granted during 2016 included the following:  the bank renewed two loans for another one year term, granted an interest only period on one loan, lowered payments and extended the maturity on one loan, modified payments on one loan and brought interest payments current and liquidating inventory of one loan. The concessions granted during 2015 included the following:  the bank extended the current due dates and payments on seven loans, extended the maturity and re-amortized the payments on two loans, re-amortized the payments on five loans, granted an interest only period on one loan and converted a line of credit to a term loan on one loan.

The following is additional information with respect to loans and leases acquired with The OSB acquisition as of December 31, 2016 and December 31, 2015:

	(in thousands)

	Contractual
	Principal	Accretable	Carrying
2016	Receivable	Difference	Amount
Purchased Performing Loans and Leases
Balance at December 31, 2015	$41,873	$(1,809)	$40,064
Accretion of loan discounts	(7,457)	333	(7,124)
Transfer to foreclosed real estate	-	-	-
Change due to loan charge-off	-	-	-
Balance at December 31, 2016	$34,416	$(1,476)	$32,940

	Contractual	Non
	Principal	Accretable	Carrying
	Receivable	Difference	Amount
Purchased Impaired Loans and Leases
Balance at December 31, 2015	$1,959	$(1,194)	$765
Change due to payments received	(238)	108	(130)
Transfer to foreclosed real estate	-	-	-
Change due to loan charge-off	(201)	190	(11)
Balance at December 31, 2016	$1,520	$(896)	$624

	Contractual
	Principal	Accretable	Carrying
2015	Receivable	Difference	Amount
Purchased Performing Loans and Leases
Balance at December 31, 2014	$58,437	$(3,144)	$55,293
Accretion of loan discounts	(16,557)	1,334	(15,223)
Transfer to foreclosed real estate	-	-	-
Change due to loan charge-off	(7)	1	(6)
Balance at December 31, 2015	$41,873	$(1,809)	$40,064

	Contractual	Non
	Principal	Accretable	Carrying
	Receivable	Difference	Amount
Purchased Impaired Loans and Leases
Balance at December 31, 2014	$2,689	$(1,788)	$901
Change due to payments received	(368)	241	(127)
Transfer to foreclosed real estate	(214)	207	(7)
Change due to loan charge-off	(148)	146	(2)
Balance at December 31, 2015	$1,959	$(1,194)	$765

As a result of The OSB acquisition, the Corporation has loans, for which there was at acquisition, evidence of deterioration of credit quality since origination and for which it was probable at acquisition, that all contractually required payments would not be collected.  The carrying amount of those loans as of December 31, 2016, December 31, 2015 as well as the date of acquisition, November 14, 2014 was $624,000, $765,000 and $959,000, respectively.

No provision for loan and lease losses was recognized during the years ended December 31, 2016 and 2015 related to the acquired loans as there has been no significant change to the valuation of loans acquired subsequent to the date of acquisition.

Certain directors and executive officers, including their immediate families and companies in which they are principal owners, are loan and lease customers of the Corporation.  Such loans and leases are made in the ordinary course of business in accordance with the normal lending policies of the Corporation, including the interest rate charged and collateralization.  Such loans amounted to $370,000,  $63,000 and $34,000 at December 31, 2016, 2015 and 2014, respectively.  The following is a summary of activity during 2016, 2015 and 2014 for such loans:

	(in thousands)
	2016	2015	2014
Beginning of year	$63	$34	$45
Additions	630	160	4
Repayments	(323)	(131)	(15)
End of year	$370	$63	$34

Additions and repayments include loan and lease renewals, as well as net borrowings and repayments under revolving lines-of-credit.